Schedule of Inventory Write-downs (Details) (USD $)	3 Months Ended		12 Months Ended		51 Months Ended	54 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Dec. 28, 2013	Dec. 31, 2012	Dec. 28, 2013	Mar. 29, 2014
Impairment of inventory	$ 0	$ 396,377	$ 4,642,262	$ 303,663	$ 4,945,925	$ 4,945,925
CRAiLAR fiber [Member]
Impairment of inventory			274,297	0
Decorticated fiber [Member]
Impairment of inventory			196,861	0
Flax seed [Member]
Impairment of inventory			1,891,217	303,663
Raw flaw fiber feedstock [Member]
Impairment of inventory			$ 2,279,887	$ 0